LEASES	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES
1 2 .	LEASES
Lessee Arrangements
The Company is the lessee under operating and finance leases for equipment and real estate, including the land and certain of the building structures for City of Dreams Manila under the MRP Lease Agreement as described in Note 2
0
, Cyprus casino sites, Mocha Clubs sites, office spaces, warehouses, staff quarters, and certain parcels of land in Macau on which Altira Macau, City of Dreams and Studio City are located. Certain lease agreements provide for periodic rental increases based on both contractually agreed incremental rates and on the general inflation rate once agreed by the Company and its lessors and, in some cases, contingent rental expenses stated as a percentage of turnover. Certain leases include options to extend the lease term and options to terminate the lease term. The land concession contracts in Macau have a term of 25 years, which is renewable for further consecutive periods of 10 years, subject to applicable legislation in Macau. The estimated term related to the land concession contracts in Macau is 40 years.

The components of lease costs are as follows:

	Year Ended December 31,
	2023	2022	2021
Operating lease costs:

Amortization of land use rights	$22,670	$22,662	$22,832
Operating lease costs	18,434	14,614	29,401
Short-term lease costs	342	720	473
Variable lease costs	2,684	1,902	(629)
Finance lease costs:
Amortization of right-of-use assets	5,336	12,928	15,682
Interest costs	24,562	25,371	31,642

Total lease costs	$74,028	$78,197	$99,401

O
ther information related to lease terms and discount rates is as follows:

	December 31,
	2023	2022
Weighted average remaining lease term
Operating leases	18.0 years	21.5 years
Finance leases	9.5 years	10.5 years
Weighted average discount rate
Operating leases	6.66%	5.77%
Finance leases	10.70%	10.70%

Maturities of lease liabilities as of December 31, 2023 are as follows:

	Operating Leases	Finance Leases
Year ending December 31,
2024	$20,502	$37,387
2025	13,130	37,387
2026	11,058	37,387
2027	5,675	37,387
2028	5,365	37,387
Over 2028	65,681	169,345

Total future minimum lease payments	121,411	356,280
Less: amounts representing interest	(47,868)	(133,499)

Present value of future minimum lease payments	73,543	222,781
Current portion	(19,685)	(35,307)

Non-current portion	$53,858	$187,474

Lessor Arrangements
The Company is the lessor under
non-cancellable
operating leases mainly for mall spaces in the sites of City of Dreams, City of Dreams Manila, Studio City and City of Dreams Mediterranean with various retailers that expire at various dates through December 2035. Certain of the operating leases include minimum base fees with contingent fee clauses based on percentages of turnover.
During the years ended December 31, 2023, 2022 and 2021, the Company earned minimum operating lease income of $45,210, $41,633 and $45,019, respectively, and contingent operating lease income of $7,810, $265 and $5,080, respectively. Total lease income for the years ended December 31, 2023, 2022 and 2021 were reduced by $52, $3,076 and $882, respectively, as a result of the rent concessions related to the effects of the
COVID-19
outbreak.
Future minimum fees, excluding the contingent fees to be received under non-cancellable
operating leases as of December 31, 2023 were as follows:

Year ending December 31,
2024	$56,427
2025	56,409
2026	29,975
2027	7,257
2028	3,378
Over 2028	3,640

$157,086